497(e)
                                                                       333-31131

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 10, 2004 TO THE MAY 1, 2004
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
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This supplement modifies certain information in each of the above-referenced
Prospectus and Statement of Additional Information dated May 1, 2004, as previously supplemented to date (together, the "Prospectus"), in the state of Washington only. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The Guaranteed interest option is not available in the state of Washington and all references are deleted. Accordingly, the Investment simplifier feature, which includes both the Fixed-dollar option and the Interest sweep option is not available, and all references in your Prospectus to these options are also deleted.

B. For contracts issued in the state of Washington -- fixed maturity options are not available. Accordingly, all references in your Prospectus to this feature are deleted.

C. The Guaranteed Principal Benefit Options 1 and 2 are not available in the state of Washington. Accordingly, all references in your Prospectus to these benefits are deleted.

D. The Income Manager payout option is not available in the state of Washington. Accordingly, all references in your Prospectus to this option are deleted.

E. The Protection Plus feature is not available in the state of Washington. Accordingly, all references to this feature in your Prospectus are deleted.

F. In the state of Washington, the "Greater of 6% Roll up to age 85 or the Annual Ratchet to age 85" enhanced death benefit is changed to the "Greater of 4% Roll up to age 85 or the Annual Ratchet to age 85" enhanced death benefit. Accordingly, all references in your Prospectus to the "6% Roll up to age 85 benefit base" or to the "Greater of 6% Roll up to age 85 or the Annual Ratchet to age 85" death benefit are changed to reflect 4%. See "Contract features and benefits" under "Guaranteed minimum death benefit" in your Prospectus for more information about these benefits.

G.   For Accumulator(R) and Accumulator(R) Elite(SM) only:
     In "Contract features and benefits" under "Special dollar cost averaging program," please note the following changes:

         o You may only elect the Special dollar cost averaging program at issue.

         o Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

H. In "Charges and expenses" under "Charges that AXA Equitable deducts," under "Annual administrative charge," the second paragraph is deleted in its entirety and replaced with the following:

     We will deduct this charge from your value in the variable investment options on a pro rata basis.

I. For Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM) only:
     In "Charges and expenses" under "Charges that AXA Equitable deducts" under "Withdrawal charges" under "Disability, terminal illness, or confinement to nursing home" the item (i) is deleted in its entirety and replaced with the following:

     (i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

IM-04-28 Supp (12/04)                                         Catalog No. 132595
                                                                          x00908
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J.   The following information has been added to the state table in "Appendix
     VII ("Appendix VI" for Accumulator(R) Select(SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus:

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 State        Features and Benefits                           Availability or Variation
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
WASHINGTON   Guaranteed interest option                       Not available

             Investment simplifier -- Fixed-dollar            Not available
             option and Interest sweep option

             Fixed maturity options                           Not available

             Guaranteed Principal Benefit Options 1           Not available
             and 2

             Income Manager payout option                     Not available

             Protection Plus                                  Not available

             Special dollar cost averaging program            o  Available only at issue.
             (For Accumulator(R) and Accumulator(R)           o  Subsequent contributions cannot be used to elect new programs.
             Elite(SM) only)                                     You may make subsequent contributions to the initial programs while they are still running.

             See "Guaranteed minimum death                    You have a choice of the standard death benefit, the Annual ratchet to
             benefit" in "Contract features and               age 85 enhanced death benefit, or the Greater of 4% Roll up to age 85
             benefits"                                        or the Annual ratchet to age 85 enhanced death benefit.

             See "Annual administrative charge" in            The annual administrative charge will be deducted from the value in
             "Charges and expenses"                           the variable investment options on a pro rata basis.

             See "Withdrawal charge" in "Charges              The 10% free withdrawal amount applies to full surrenders.
             and expenses" (Not applicable for
             Accumulator(R) Select(SM))

             See "Withdrawal charge" in "Charges              The annuitant has qualified to receive Social Security disability
             and expenses" under "Disability, terminal        benefits as certified by the Social Security Administration or a
             illness, or confinement to nursing home"         statement from an independent U.S. licensed physician stating that
             (Not applicable for Accumulator(R)               the annuitant meets the definition of total disability for at least 6
             Select(SM))                                      continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.
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


                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234

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